Net Interest Income (Tables)	12 Months Ended
Dec. 31, 2018
Banking and Thrift [Abstract]
Components of Interest Revenue and Interest Expense
The following table presents the components of interest income and interest expense, and related NII, for the periods indicated:

	Years Ended December 31,
(In millions)	2018	2017	2016
Interest income:
Interest-bearing deposits with banks	$387	$180	$126
Investment securities:
U.S. Treasury and federal agencies	1,178	854	821
State and political subdivisions	143	226	224
Other investments	560	658	756
Securities purchased under resale agreements	335	264	146
Loans and leases	687	504	378
Other interest-earning assets	372	222	61
Total interest income	3,662	2,908	2,512
Interest expense:
Interest-bearing deposits	363	163	85
Securities sold under repurchase agreements	13	2	1
Other short-term borrowings	17	10	7
Long-term debt	389	308	260
Other interest-bearing liabilities	209	121	75
Total interest expense	991	604	428
Net interest income	$2,671	$2,304	$2,084